Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,062,000
Previously Paid Amount	0.00
Total Fee Amount	837.16
Total Offset Amount	0.00
Net Fee	837.16
Narrative - Max Aggregate Offering Price	$ 6,062,000
Final Prospectus	true